Lending Activities - Composition of mortgages and other loans receivable (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	$ 46,528	$ 45,166	$ 39,884
Allowance for credit losses	(659)	(600)	(496)	$ (488)	$ (657)	$ (357)
Mortgage and other loans receivable, net	45,869	44,566	39,388
Off-balance-sheet commitments	54	60	57
Commercial Mortgages
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	33,692	32,993	30,528
Allowance for credit losses	$ (586)	$ (531)	$ (423)	(413)	(546)	$ (266)
Weighted average loan-to-value ratio (as a percent)	58.00%	59.00%	57.00%
Weighted average debt service coverage ratio	1.9	1.9	1.9
Off-balance-sheet commitments	$ 54	$ 60	$ 57	$ 93	$ 57
Loans on nonacrrual status	650	623	118
Accrued interest receivable	$ 147	$ 130	$ 109
Commercial Mortgages | New York
Composition of Mortgages and other loans receivable
Weighted average loan-to-value ratio (as a percent)	60.00%	59.00%	51.00%
Weighted average debt service coverage ratio	2.0	2.0	2.0
Commercial Mortgages | California
Composition of Mortgages and other loans receivable
Weighted average loan-to-value ratio (as a percent)	54.00%	53.00%	53.00%
Weighted average debt service coverage ratio	2.1	2.1	1.9
Commercial Mortgages | Geographic Concentration Risk | Interest on mortgage and other loans | New York
Composition of Mortgages and other loans receivable
Percentage of mortgage loans in geographic area	19.00%	20.00%	22.00%
Commercial Mortgages | Geographic Concentration Risk | Interest on mortgage and other loans | California
Composition of Mortgages and other loans receivable
Percentage of mortgage loans in geographic area	10.00%	11.00%	10.00%
Residential mortgages
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	$ 6,627	$ 5,856	$ 4,672
Loans on nonacrrual status	2	3	7
Accrued interest receivable	17	15	11
Life insurance policy loans
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	1,740	1,750	1,832
Commercial loans, other loans and notes receivable
Composition of Mortgages and other loans receivable
Total mortgage and other loans receivable	4,469	4,567	2,852
Loans held for sale	$ 173	$ 170	$ 15